Investment Property (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investment property, beginning	$ 10,283,994	$ 9,551,614
Transfers from PPE (cost)		277
Divestitures		(121,880)
Depreciation	(72,250)	(85,267)
Conversion effect (cost)	(5,510,805)	(2,571,763)
Conversion effect (depreciation)	117,411	66,700
Others increases (decreases)	3,266,705	3,444,313
Sub-Total	(2,162,838)	732,380
Additions	36,101
Investment property, ending	8,121,156	10,283,994
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	11,211,206	10,460,259
Investment property, ending	9,003,207	11,211,206
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	(927,212)	(908,645)
Investment property, ending	(882,051)	(927,212)
Investment Property Land [Member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	7,661,029	7,113,560
Transfers from PPE (cost)		277
Divestitures		(121,880)
Depreciation	0	0
Conversion effect (cost)	(4,013,380)	(1,859,082)
Conversion effect (depreciation)	0	0
Others increases (decreases)	2,468,404	2,528,154
Sub-Total	(1,544,976)	547,469
Additions	0
Investment property, ending	6,116,053	7,661,029
Investment Property Land [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	7,661,029	7,113,560
Investment property, ending	6,116,053	7,661,029
Investment Property Land [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	0	0
Investment property, ending	0	0
Investment Property Buildings [Member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	2,622,965	2,438,054
Transfers from PPE (cost)		0
Divestitures		0
Depreciation	(72,250)	(85,267)
Conversion effect (cost)	(1,497,425)	(712,681)
Conversion effect (depreciation)	117,411	66,700
Others increases (decreases)	798,301	916,159
Sub-Total	(617,862)	184,911
Additions	36,101
Investment property, ending	2,005,103	2,622,965
Investment Property Buildings [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	3,550,177	3,346,699
Investment property, ending	2,887,154	3,550,177
Investment Property Buildings [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	(927,212)	(908,645)
Investment property, ending	$ (882,051)	$ (927,212)